Related party transactions (Details Narrative)			1 Months Ended	3 Months Ended	6 Months Ended				9 Months Ended		12 Months Ended
	Jul. 02, 2022 USD ($)	Oct. 09, 2020 shares	Apr. 30, 2022 shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 CAD ($) $ / shares shares		Sep. 30, 2022 CAD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares		Jun. 30, 2020 USD ($) shares		Jun. 30, 2020 USD ($) $ / shares		Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Number of shares issued | shares		5,572,980	1,315,856						375,000
Number of stock options, Granted | shares					435,000	[1],[2]	435,000	[1],[2]	300,000	[3]	1,037,977	[4],[5]			7,532,659	[6],[7]
Weighted Average exercise price Issued - Compensation Options | $ / shares							$ 0.55	[1],[2]	$ 0.15	[3]			$ 0.34	[4],[5]			$ 0.56	[6],[7]
Shares issued at C $0.40 per share				$ 6,168,069	$ 14,262,694	[8]			$ 750,000						$ 1,208,389	[9]
David Wiens [Member]
Related Party Transaction [Line Items]
Related party transactions											$ 276,315
Service expense payable											$ 108,335		$ 108,335
Number of stock options, Granted | shares											1,037,977
Number of vested stock option shares | shares											273,271
Number of option vested | shares											764,706		764,706
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term											5 years
Weighted Average exercise price Issued - Compensation Options | $ / shares													$ 0.335
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value											$ 204,213
Share-Based Payment Arrangement, Expense											204,213
John Ryan [Member]
Related Party Transaction [Line Items]
Related party transactions					13,500										51,500
Wayne Parsons [Member]
Related Party Transaction [Line Items]
Related party transactions					71,390						120,127				136,045
Hugh Aird [Member]
Related Party Transaction [Line Items]
Related party transactions					18,223										9,774
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party transactions					78,201						179,605				134,927
Due to Related Parties					$ 45,000						108,719		$ 108,719		121,161		$ 121,161
Promissory note															75,000		75,000
Debt issue costs															15,000		$ 15,000
Richard Williams [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					214,286		214,286
Deemed price | $ / shares					$ 0.67
Settlement of debt					$ 56,925
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party transactions					$ 125,000						250,000				60,000
Service expense payable											62,500		$ 62,500
Sam Ash [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					77,143		77,143
Deemed price | $ / shares					$ 0.67
Settlement of debt					$ 20,000
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party transactions					7,000						37,669
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party transactions					$ 11,290						$ 37,494
Shareholder [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					300,000		300,000
Deemed price | $ / shares					$ 0.67
Settlement of debt					$ 77,696		$ 105,000
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities																			$ 15,000	$ 102,235
Director [Member]
Related Party Transaction [Line Items]
Shares issued at C $0.40 per share	$ 210,000

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $14,465 for the three and nine months ended September 30, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[4]	On February 19, 2021,
[5]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the three and nine months ended September 30, 2022, compared to $43,941 and $160,750 for the three and nine months ended September 30, 2021, respectively, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).
[6]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[7]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[8]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[9]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)